Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable	Retained Earnings [Member]	Total
Balance as of March 31, 2020 at Mar. 31, 2020	$ 5,957	$ 10,517,505	$ 923,994	$ (8,569,034)	$ 2,878,422
Beginning balance, Shares at Mar. 31, 2020	5,956,754
Placement of common stock	$ 321	2,709,555	(923,994)		1,785,882
Placement of common stock, Shares	320,796
Shares issued for services	$ 24	210,921			210,945
Shares issued for services, Shares	24,500
Stock-based compensation		1,227,578			1,227,578
Net loss				(7,377,976)	(7,377,976)
Warrants issued with convertible notes
Ending balance, value at Mar. 31, 2021	$ 6,302	14,665,559		(15,947,010)	(1,275,149)
Ending balance, Shares at Mar. 31, 2021	6,302,050
Placement of common stock	$ 31	249,969			$ 250,000
Placement of common stock, Shares	30,864				30,864
Shares issued for services	$ 90	594,310			$ 594,400
Shares issued for services, Shares	90,000				90,000
Stock-based compensation		3,859,785			$ 3,859,785
Net loss				(18,632,761)	(18,632,761)
Issuance of common stock upon public offering, net of issuance costs	$ 2,500	13,657,500			13,660,000
Issuance of common stock upon public offering, net of issuance costs, Shares	2,500,000
Issuance of common stock in settlement of convertible notes and accrued interest	$ 1,511	6,506,254			6,507,765
Issuance of common stock in settlement of convertible notes and accrued interest, Shares	1,511,276
Warrants issued with convertible notes		3,700,632			3,700,632
Shares issued for reverse stock split	$ 1	(1)
Shares issued for reverse stock split, Shares	1,211
Issuance of common stock under equity incentive plan	$ 27	172,091			172,118
Issuance of common stock under equity incentive plan, Shares	26,497
Ending balance, value at Mar. 31, 2022	$ 10,462	$ 43,406,099		$ (34,579,771)	$ 8,836,790
Ending balance, Shares at Mar. 31, 2022	10,461,898